STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense:

	2019	2018	2017

Cost of goods sold	$167	$491	$461
Sales and marketing	3,750	2,784	2,503
Research and development	2,752	2,274	2,038
Administration	6,261	7,511	5,339
	$12,930	$13,060	$10,341

Stock option plan	2,890	3,350	3,297
Restricted stock plan	10,040	9,710	7,044
	$12,930	$13,060	$10,341

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2019	2018	2017
Risk-free interest rate	2.03%	2.22%	1.37%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	54%	55%	55%
Expected option life (in years)	4.0	4.0	4.0
Average fair value of options granted (in dollars)	$5.38	$7.02	$11.09

Schedule of stock option activity
The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2016	1,315,623	19.65	14.61	2.9	4,687
Granted	685,936	32.16	25.58
Exercised	(500,184)	14.91	11.86		6,997
Forfeited	(37,894)	24.58	19.55
Outstanding, December 31, 2017	1,463,481	26.38	20.98	3.2	4,788
Granted	343,173	21.47	15.75
Exercised	(221,262)	16.10	11.81		1,222
Forfeited	(207,044)	34.24	25.10
Outstanding, December 31, 2018	1,378,348	26.79	19.64	2.8	822
Granted	462,937	16.07	12.34
Exercised	(47,231)	13.58	10.43		80
Forfeited	(205,911)	26.45	20.31
Outstanding, December 31, 2019	1,588,143	23.62	18.14	2.6	30

Schedule of stock options outstanding and exercisable
The following table summarizes the stock options outstanding and exercisable at December 31, 2019:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$8.46 - $12.21 U.S. $11.01 - $15.90 Cdn	278,373	1.9	13.79	10.59	201,595	13.98	10.74
$12.22 - $13.02 U.S. $15.91 - $16.95 Cdn	356,236	4.1	16.45	12.64	—	—	—
$13.03 - $16.37 U.S. $16.96 - $21.31 Cdn	319,452	3.2	20.50	15.75	139,133	20.70	15.90
$16.38 - $25.23 U.S. $21.32 - $32.85 Cdn	232,072	2.1	30.56	23.48	163,836	30.46	23.40
$25.24 - $32.29 U.S. $32.86 - $42.03 Cdn	402,010	1.5	35.24	27.07	319,509	35.85	27.54
	1,588,143	2.6	23.62	18.14	824,073	26.87	20.64

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2016	745,974	22.59	16.81	2.1	11,689
Granted	454,685	32.02	25.47
Vested / settled	(284,888)	22.86	18.18		6,098
Forfeited	(39,030)	21.10	16.77
Outstanding, December 31, 2017	876,741	26.80	21.31	2.1	17,919
Granted	754,452	23.78	17.44
Vested / settled	(520,660)	25.69	18.84		8,876
Forfeited	(64,258)	25.73	18.86
Outstanding, December 31, 2018	1,046,275	26.23	19.24	2.6	13,289
Granted	1,222,131	16.20	12.44
Vested / settled	(333,865)	23.71	18.22		4,607
Forfeited	(118,782)	19.80	15.20
Outstanding, December 31, 2019	1,815,759	20.08	15.42	2.3	17,310
Outstanding – vested and not settled	165,409
Outstanding – unvested	1,650,350
Outstanding, December 31, 2019	1,815,759